Disposition of a subsidiary	12 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Disposition of a subsidiary

Note 15. Disposition of a subsidiary

On May 14, 2025, Quantum entered into a share transfer agreement with Xiamen Yusanjia Culture Communication Co., Ltd (“Xiamen Yusanjia”), an unaffiliated third party, to transfer all outstanding shares of Turing, at a consideration of approximately RMB2.0 million (US$271,594) based on its unaudited net assets as of April 30, 2025. On the same day, Quantum, Xiamen Yusanjia and Turing entered into an offsetting agreement and agreed that Quantum’s right to the consideration receivable from Xiamen Yusanjia be assigned to Turing as settlement of the amounts due to Turing amounting to RMB2.0 million (US$271,594).   Consequently, the Company did not receive any cash proceeds from the disposal and had a net cash outflow of approximately US$15,090, representing the subsidiary’s cash balance on the date of disposal.

The Company disposed of this subsidiary but maintained its operations   with the remaining subsidiaries; therefore, this disposal did not constitute discontinued operations. Before the disposal of Turing, all business, personnel, and corresponding trademarks and copyrights were transferred to Quantum.

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities in the consolidated balance sheets as of April 30, 2025.

As of
April 30,
2025
Carrying amounts of major classes of assets
Cash	$15,288
Accounts receivable	1,839
Due from Quantum	239,116
Prepaid expenses and other current assets	120,936
Property and equipment, net	2,589
Total assets of disposed entity	$379,768

Carrying amounts of major classes of liabilities
Accounts payable	7,066
Contract liabilities	39,755
Taxes payable	1,298
Accrued expenses	55,371
Total liabilities of disposed entity	$103,490

Net assets disposed of	$276,278

Cash outflow arising from disposal:
Net assets disposed of (as above)	$276,278
Reclassification of currency translation reserve	48,013
Total assets	324,291
Less: Consideration	(271,594)
Loss on disposal of subsidiary	$52,697

Cash proceeds on disposal	-
Less: Cash and bank balances in subsidiary disposed of	(15,090)
Net cash outflow on disposal	$(15,090)

The following is a reconciliation of the amounts of major classes of operations of disposed entities in the consolidated statements of income (loss) and comprehensive income (loss) for the period ended April 30, 2025.

For the Period Ended
April 30, 2025
Revenue	$50,024
Cost of revenues	(75,165)
Gross loss	(25,141)
Operating expenses	(341,386)
Loss from operations	(366,527)
Other income	7,800
Loss before income tax expenses	(358,727)
Income tax expenses	-
Net loss	$(358,727)